Deposits	12 Months Ended
Dec. 31, 2010
Deposits [Abstract]
Deposits
NOTE 8.	DEPOSITS

Deposit account balances at December 31, 2010 and 2009 are summarized as follows:

	2010	2009
Non-interest bearing	$24,624,361	$27,677,541
Interest-bearing demand	5,088,279	5,298,668
Money market	20,539,734	21,736,216
Individual savings	9,037,684	9,184,095
Time deposits $100,000 or greater	113,019,690	47,721,726
Other time deposits	102,972,547	168,463,404

	$275,282,295	$280,081,650

The scheduled maturities of time deposits at December 31, 2010 are as follows:

2011	$122,892,094
2012	48,177,688
2013	15,021,543
2014	17,978,215
2015	11,922,697

$215,992,237

At December 31, 2010 and 2009, the Company had brokered deposits of $19,571,210 and $37,604,240, respectively.

At December 31, 2010 and 2009, overdraft demand deposits reclassified to loans totaled $69,940 and $120,277, respectively.